Consolidated Statements of Shareholders' (Deficit) Equity - USD ($) $ in Thousands	Total	Series E-1 Preferred Shares	Ordinary shares	Additional paid-in capital	Accumulated statutory reserves	Accumulated other comprehensive loss	Accumulated deficit	Total Borqs Technologies Inc. shareholders' (deficit) equity	Noncontrolling interest
Beginning Balance at Dec. 31, 2014	$ (52,287)			$ 1,174	$ 860	$ 139	$ (55,614)	$ (53,441)	$ 1,154
Beginning Balance (shares) at Dec. 31, 2014			4,222,120
Consolidated net income (loss)	795						2,111	2,111	(1,316)
Appropriation of statutory reserves					410		(410)
Foreign exchange difference	(1,491)					(1,288)		(1,288)	(203)
Accretion to redemption value of Convertible Redeemable Preferred Shares	(2,417)						(2,417)	(2,417)
Vesting of restricted shares	4			4				4
Vesting of restricted shares, shares			2,605
Ending Balance at Dec. 31, 2015	(55,396)			1,178	1,270	(1,149)	(56,330)	(55,031)	(365)
Ending Balance (shares) at Dec. 31, 2015			4,224,725
Consolidated net income (loss)	2,596						3,228	3,228	(632)
Appropriation of statutory reserves					628		(628)
Foreign exchange difference	(1,575)					(1,477)		(1,477)	(98)
Accretion to redemption value of Convertible Redeemable Preferred Shares	(976)						(976)	(976)
Ending Balance at Dec. 31, 2016	(55,351)			1,178	1,898	(2,626)	(54,706)	(54,256)	(1,095)
Ending Balance (shares) at Dec. 31, 2016			4,224,725
Consolidated net income (loss)	(12,359)						(12,569)	(12,569)	210
Foreign exchange difference	2,207					2,119		2,119	88
Issuance of ordinary shares	386			386				386
Issuance of ordinary shares, shares			35,173
Issuance of Series E-1 Preferred Shares	2,708	$ 2,708						2,708
Beneficiary conversion feature of Series E-1 Preferred Shares	3,258			3,258				3,258
Reclassification of warrants upon the consummation of the Merger	1,544			1,544				1,544
Conversion of Convertible Redeemable Preferred Shares into ordinary shares upon the consummation of the Merger	71,904			78,860			(6,956)	71,904
Conversion of Convertible Redeemable Preferred Shares into ordinary shares upon the consummation of the Merger, shares			16,622,491
Conversion of Series E-1 Preferred Shares into ordinary shares upon the consummation of the Merger		$ (2,708)		2,708
Conversion of Series E-1 Preferred Shares into ordinary shares upon the consummation of the Merger, shares			558,725
Change in equity due to the Merger	26,818			26,818				26,818
Change in equity due to the Merger, shares			9,363,521
Share-based compensation	5,890			5,890				5,890
Ending Balance at Dec. 31, 2017	47,005			$ 120,642	$ 1,898	$ (507)	$ (74,231)	$ 47,802	$ (797)
Ending Balance (shares) at Dec. 31, 2017			30,804,635
Consolidated net income (loss)	3,395
Ending Balance at Jun. 30, 2018	$ 52,789